DISPOSITIONS (Details) - USD ($) $ in Millions				1 Months Ended
	Jul. 04, 2025	Nov. 07, 2023	May 01, 2023	Feb. 28, 2023
Disclosure of operating segments [line items]
Sale of business interest (as a percentage)	7.00%
Initial redemption amount	$ 306
Gain on disposal	$ 149
Business Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gain on disposal			$ 87
Gross proceeds			$ 490
Infrastructure Services Segment
Disclosure of operating segments [line items]
Gain on disposal				$ 14
Gross proceeds				$ 275
Infrastructure Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gain on disposal		$ 3,900
Gross proceeds		3,800
Intangibles and goodwill		2,400
Property, plant and equipment		1,000
Deferred tax assets		300
Borrowings		3,700
Other net liabilities		$ 100